Debt - Additional Information (Detail) (USD $)	0 Months Ended	1 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended						12 Months Ended						3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended			1 Months Ended	3 Months Ended	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended		3 Months Ended		12 Months Ended										1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	3 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended
	Apr. 10, 2013	Apr. 10, 2013	Mar. 31, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Apr. 30, 2013	Mar. 31, 2013	Oct. 31, 2012	Jun. 30, 2012	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]	Dec. 31, 2013 Series C convertible preferred stock [Member]	Dec. 31, 2012 Series C convertible preferred stock [Member]	Apr. 10, 2013 Common stock warrants [Member]	Dec. 31, 2013 Series C warrant [Member]	Mar. 31, 2014 June 2013 credit facility [Member]	Dec. 31, 2013 June 2013 credit facility [Member]	Mar. 31, 2014 June 2013 warrants [Member]	Dec. 31, 2013 June 2013 warrants [Member]	Mar. 31, 2014 June 2013 warrants [Member] Common stock warrants [Member]	Dec. 31, 2013 June 2013 warrants [Member] Common stock warrants [Member]	Oct. 31, 2012 October 2012 subordinated convertible note [Member]	Dec. 31, 2013 October 2012 subordinated convertible note [Member]	Apr. 10, 2013 October 2012 subordinated convertible note [Member]	Oct. 16, 2012 October 2012 subordinated convertible note [Member]	Apr. 10, 2013 April 2013 junior secured promissory note [Member]	Mar. 31, 2014 April 2013 junior secured promissory note [Member]	Dec. 31, 2013 April 2013 junior secured promissory note [Member]	Dec. 31, 2012 April 2013 junior secured promissory note [Member]	Mar. 31, 2014 Level 3 [Member]	Dec. 31, 2013 Level 3 [Member]	Dec. 31, 2013 Revolving Line of Credit [Member]	Apr. 13, 2013 April 2012 Senior Secured Promissory Note [Member] Installment	Dec. 31, 2013 April 2012 Senior Secured Promissory Note [Member]	Dec. 31, 2012 April 2012 Senior Secured Promissory Note [Member]	Mar. 31, 2014 October 2012 Junior secured promissory notes [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member]	Dec. 31, 2012 October 2012 Junior secured promissory notes [Member]	Jun. 30, 2013 October 2012 Junior secured promissory notes [Member]	Apr. 10, 2013 October 2012 Junior secured promissory notes [Member]	Mar. 31, 2014 October 2012 Junior secured promissory notes [Member] Debt instrument maturity period year three [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member] Debt instrument maturity period year three [Member]	Mar. 31, 2014 October 2012 Junior secured promissory notes [Member] Extended fourth year [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member] Extended fourth year [Member]	Mar. 31, 2014 October 2012 Junior secured promissory notes [Member] Extended fifth year [Member]	Dec. 31, 2013 October 2012 Junior secured promissory notes [Member] Extended fifth year [Member]	Mar. 31, 2012 Term loan bearing interest at 7.00% [Member]	Mar. 31, 2014 Term loan bearing interest at 7.00% [Member]	Dec. 31, 2013 Term loan bearing interest at 7.00% [Member]	Dec. 31, 2013 Term loan bearing interest at 7.00% [Member]	Dec. 31, 2012 Term loan bearing interest at 7.00% [Member]	Mar. 31, 2009 Promissory note bearing interest at 7.00% [Member] Installment	Mar. 31, 2014 Promissory note bearing interest at 7.00% [Member]	Dec. 31, 2013 Promissory note bearing interest at 7.00% [Member]	Dec. 31, 2013 Promissory note bearing interest at 7.00% [Member]	Dec. 31, 2012 Promissory note bearing interest at 7.00% [Member]	May 31, 2008 Promissory note bearing interest at 6.25% [Member] Installment	Dec. 31, 2013 Promissory note bearing interest at 6.25% [Member]	Dec. 31, 2012 Promissory note bearing interest at 6.25% [Member]
Debt Instrument [Line Items]
Fair value of debt																$ 306,000															$ 13,746,000	$ 13,950,000
Estimated market rate of interest																															7.00%	7.00%
Debt instrument borrowing amount					6,529,000	24,076,000																												10,000,000			7,500,000		7,500,000															650,000					400,000
Debt instrument, interest rate																								12.00%		12.00%								15.00%	15.00%	15.00%	12.00%	12.00%	12.00%	12.00%			12.00%	12.00%	13.00%	13.00%	14.00%	14.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	7.00%	6.25%	6.25%	6.25%
Number of installments																																		59																				60					60
Amount paid in each installment																																		238,000																				13,000					7,785
Installment payment commencing date																																		May 01, 2012																				Nov. 01, 2009					Jun. 01, 2008	Jun. 01, 2008
Percentage of borrowings limited to qualifying accounts receivable																																	75.00%
Credit facility maximum borrowing capacity																	7,000,000	7,000,000															500,000																500,000
Debt instrument maturity date																								Oct. 16, 2015																									Apr. 01, 2016	Apr. 01, 2016				Nov. 01, 2014
Debt instrument, payment terms																																			Payable monthly through April 2017	Payable monthly through April 2017	Payable monthly through October 2015	Payable monthly through October 2015	Payable monthly through October 2015	Payable monthly through October 2015										Payable monthly through April 2016	Payable monthly through April 2016	Payable monthly through April 2016	Payable monthly through April 2016	Six monthly interest only payments starting May 1, 2009, followed by 60 equal monthly installments of $13,000 commencing November 1, 2009, with the final payment due on November 1, 2014.	Payable monthly through November 2014	Payable monthly through November 2014	Payable monthly through November 2014	Payable monthly through November 2014		Payable monthly through May 2013	Payable monthly through May 2012
Non-refundable loan fees																																		625,000
Installment payment final date																																		2017-04-01
Warrant issued to lender for of purchase preferred stock													191,000
Warrant exercise price													$ 7.846
Warrant expiration period													The Series C Warrant would expire, unless exercised, on the earlier to occur of April 2022 or one year after the Company successfully completes a Qualified IPO
Fees amount																625,000												519,000	502,000	270,000
Termination fee, percentage											0.00%	3.00%
Convertible note repayment terms																																			35 days
Total repayment debt																																			9,451,000
Principal amount of repayment																																			9,139,000
Principal amount of repayment, accrued interest																																			34,000
Termination fee payment																																			278,000
Debt instrument borrowing terms																																					The October 2012 Junior Secured Promissory Notes have an initial term of three years and can be extended for an additional two years in one year increments. During the initial three-year term, the October 2012 Junior Secured Promissory Notes bear interest at 12% per annum. If the term of the October 2012 Junior Secured Promissory Notes is extended an additional year, the interest rate increases to 13% during the fourth year. If the term of the October 2012 Junior Secured Promissory Notes is extended for an additional two years, the interest rate is 14% during the fifth year. Interest on the October 2012 Junior Secured Promissory Notes is payable monthly through the initial maturity date of the loan which is October 2, 2015 or through any extension period. The principal and all unpaid interest are due on the maturity date, as may be extended.		The October 2012 Junior Secured Promissory Notes have an initial term of three years and can be extended for an additional two years in one year increments. During the initial three-year term, the October 2012 Junior Secured Promissory Notes bear interest at 12% per annum. If the term of the October 2012 Junior Secured Promissory Notes is extended an additional year, the interest rate increases to 13% during the fourth year. If the term of the October 2012 Junior Secured Promissory Notes is extended for an additional two years, the interest rate is 14% during the fifth year. Interest on the October 2012 Junior Secured Promissory Notes is payable monthly through the initial maturity date of the loan which is October 2, 2015 or through any extension period. The principal and all unpaid interest are due on the maturity date, as may be extended.
Agent Fee percentage			5.00%		5.00%																																5.00%		5.00%
Additional fee percentage																																					1.00%		1.00%
Unpaid agent fee																												172,000	172,000								261,000	261,000	261,000
Additional costs related to legal fees																												66,000	66,000
Warrants issued to purchase common stock funded principal percentage																																					15.00%		15.00%
Value of common stock in a sale of the Company or an initial public offering				70.00%		70.00%	70.00%		70.00%										70.00%	70.00%																	70.00%	70.00%	70.00%
Fair value of Common Stock Warrants																																					282,000	282,000	282,000
Exercise price of the Common Stock Warrants			8.40		8.40									7.846					8.40	8.40																	8.40	8.40	8.40
Covenant requirements minimum cash balance																																					5,000,000	5,000,000	5,000,000
Additional debt cash balance																																					2,000,000	2,000,000	2,000,000
Increase in amount available under loan agreement		5,000,000
Additional debt issued under amendment	4,950,000	4,950,000
Debt issued in partial consideration for cash		3,700,000
Debt issued in partial conversion for cancellation of principal balance		1,250,000
Amount borrowed under amended loan agreement																																					7,500,000			7,500,000	12,450,000	12,450,000
Accrued interest on promissory notes	74,000			74,000	74,000
Warrants exercise price percentage			70.00%		70.00%
Exercise price of warrants as percentage of common stock			70.00%		70.00%
Common stock warrants issued to purchase common stock percentage			20.00%		20.00%																10.00%	10.00%
Fair value of Common Stock Warrants			465,000		465,000
Convertible debt instrument, face value						41,860,000		46,037,000		514,000															1,250,000
Convertible debt, fair value																								1,360,000	1,360,000				3,459,000
Debt instrument, additional borrowings																											2,500,000		2,500,000
Promissory Notes issued																											3,750,000										3,750,000	3,750,000	3,750,000
Gain on extinguishment of debt					49,000
Debt discount															113,000
Fair value of Additional Common Stock Warrants issued																											352,000		352,000
Funds borrowed			3,700,000		3,700,000																							4,950,000	4,950,000
Additional unpaid Agent Fee, percentage			5.00%		5.00%
Deferred finance costs	24,000	24,000	102,000		148,000	261,000																	87,000
Amount permit to draw																	5,000,000	5,000,000
Credit facility expiry date																	Jun. 30, 2014	Jun. 30, 2014
Credit facility accrued interest																	10.00%	10.00%
Credit facility fee																	2.00%	2.00%					5.00%
Credit facility financing-related costs and primarily legal fees																	10,000	10,000
Warrants expire date																			Jun. 14, 2023	Jun. 14, 2023
Fair value of the Warrants at the date of issuance as deferred financing cost			435,000		435,000
Outstanding amount																	$ 0	$ 0
Common Stock Warrants outstanding																																					0